Note 3 - Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Tables
Schedule Of Allowance For Doubtful Accounts Receivable [Table Text Block]
	Three Months Ended March 31,
	201 6	201 5
Beginning of period	$92,864	$59,273
Additions	-	30,000
Deductions	(10,915)	(17,930)
End of period	$81,949	$71,343

	For the Years Ended December 31,
	201 5	201 4	2013
Beginning	$59,273	$81,009	$190,109
Additions	132,000	322,000	85,000
Deductions	(98,410)	(343,736)	(194,100)
Ending	$92,863	$59,273	$81,009